Earnings per share - Antidilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of instruments that are antidilutive in period presented	1,257,923	253,119	1,188,113
Share options issued and outstanding (in-the-money)
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of instruments that are antidilutive in period presented	97,683	135,827	1,140,388
Restricted share awards subject to future vesting
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of instruments that are antidilutive in period presented	1,160,240	117,292	6,264
Convertible shares
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of instruments that are antidilutive in period presented			41,461